CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities:
Net income	$ 311	$ 1,597	$ 3,042
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	1,524	1,308	1,508
Net change in operating assets and liabilities	1,219	967	290
Deferred Income Taxes Net And Uncertain Tax Positions	15	237	(226)
Research and development in process	422	35	0
Translation adjustments due to Venezuela devaluations	603
Impairment of long lived assets	1,645	361	387
Impairment Of Equity Investment - Net		124
Stock-based compensation	124	117	95
Other items	(14)	146	24
Other-than-temporary impairment	140	736	6
Net (gain) loss from sale of long-lived assets and investments	(764)	(86)	1
Net cash provided by operating activities	5,225	5,542	5,127
Investing activities:
Acquisitions of businesses, net of cash acquired	(36,148)	(3,309)	(363)
Purchases of property, plant and equipment	(901)	(772)	(929)
Purchases of investments and other assets	(481)	(2,003)	(324)
Proceeds from sales of long-lived assets and investments	2,002	524	196
Other investing activities	(212)	(5)	(30)
Net cash used in investing activities	(35,740)	(5,565)	(1,450)
Financing activities:
Proceeds from issuance of ordinary shares, net of issuance costs	329	3,291
Proceeds from issuance of mandatory convertible preferred shares, net of issuance costs	329	3,291
Purchase of treasury shares	0	(439)	(500)
Net change in short-term debt	1,998	29	(385)
Dividends paid on ordinary shares	(1,303)	(1,155)	(1,156)
Dividends paid on preferred shares	(255)	0	0
Proceeds from exercise of options by employees	35	388	514
Proceeds from long-term loans and other long-term liabilities, net of issuance costs	25,252	2,099	0
Repayment of long-term loans And Other Long Term Liabilities	(999)	(2,521)	(839)
Other financing activities	(169)	(178)	(9)
Net cash provided by (used in) financing activities	25,217	4,805	(2,375)
Translation adjustment on cash and cash equivalents	(660)	(62)	(114)
Net change in cash and cash equivalents	(5,958)	4,720	1,188
Balance of cash and cash equivalents at beginning of period	6,946	2,226	1,038
Balance of cash and cash equivalents at end of period	988	6,946	2,226
Supplemental disclosure of cash flow information
Cash paid during the year for Interest	290	243	294
Cash paid during the year for Income taxes, net of refunds	341	802	675
Shares Issuance To Allergan plc for the Actavis Generics acquisition	5,065	0	0
Shares Transferred To Takeda As Part Of The Establishment Of Teva Takeda	1,825	0	0
Actavis Generics Contingent Consideration	302	0	0
Net change in operating assets and liabilities
Trade Receivable	343	763	710
Inventories	372	129	230
Other current assets	(517)	87	(36)
Trade payable accrued expenses employee related obligations and other current liabilities	640	(12)	(614)
Inventory Step Up	381	0	0
Net change in operating assets and liabilities	$ 1,219	$ 967	$ 290